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                          SUPPLEMENT DATED MAY 1, 1999
                                  TO PROSPECTUS
                                DATED MAY 1, 1999
              IQ THE SMARTANNUITY FLEXIBLE PREMIUM VARIABLE ANNUITY
                        INTEGRITY LIFE INSURANCE COMPANY



 New sales of IQ The SMARTAnnuity will not be accepted until on or about May 10, 1999.









THIS SUPPLEMENT MODIFIES THE PROSPECTUS AND SHOULD BE READ AND RETAINED.